Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenue by Activity	Revenue Analysis by Activity

	Year ended December 31,
$000s	2022	2021	2020
Seajacks business:*
Time charter revenue	$172,768	$20,724	$—
Service revenue	15,099	1,486	—
Project revenue	7,291	18,254	—
Construction supervision revenue	4,168	1,439	—
Total Seajacks revenue	199,326	41,903	—
Dry bulk business (sold) **	—	102,130	163,732
Total revenues	$199,326	$144,033	$163,732

*post-acquisition
** business exit completed by July 2021

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area	Revenue attribution is determined by location of project.

$000s	Year ended December 31,
Geographical analysis:	2022	2021*
Asia:
Japan	69,509	18,979
China	—	16,050
Taiwan	94,016	—
Total Asia	163,525	35,029
Europe:
Germany	7,650	—
Netherlands	7,827	5,479
UK	16,156	—
Total Europe	31,633	5,479
USA	4,168	1,395
Total Seajacks Revenue	$199,326	$41,903

*post-acquisition